Business Combination and Related Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Combination and Related Transactions
Business Combination and Related Transactions

Note 2. Business Combination and Related Transactions

On September 29, 2020, the Company consummated a business combination with the pre-combination Velodyne. Pursuant to ASC 805, for financial accounting and reporting purposes, the pre-combination Velodyne was deemed the accounting acquirer and the Company was treated as the accounting acquiree, and the Business Combination was accounted for as a reverse recapitalization. Accordingly, the Business Combination was treated as the equivalent of the pre-combination Velodyne issuing stock for the net assets of Graf, accompanied by a recapitalization. Under this method of accounting, the consolidated financial statements of the Company are the historical financial statements of the pre-combination Velodyne. The net assets of Graf were stated at historical costs, with no goodwill or other intangible assets recorded, and are consolidated with the pre-combination Velodyne's financial statements on the Closing date. The shares and net income (loss) per share available to holders of the Company’s common stock, prior to the Business Combination, have been retroactively restated as shares reflecting the exchange ratio established in the Merger Agreement.

In connection with the Business Combination, Graf entered into subscription agreements with certain investors (the PIPE Investors), whereby it issued 15,000,000 shares of common stock at $10.00 per share (the Private Placement Shares) for an aggregate purchase price of $150.0 million (the Private Placement), which closed simultaneously with the consummation of the Business Combination. Upon the closing of the Business Combination, the Private Placement Shares were automatically converted into shares of the Company's common stock on a one-for-one basis.

The aggregate consideration for the Business Combination and proceeds from the Private Placement was approximately $1.8 billion, consisting of (i) $222.1 million in cash at the closing of the Business Combination, net of transaction expenses, and (ii) 150,277,532 shares of common stock valued at $10.25 per share, totaling $1,540.3 million. The common stock consideration consists of up to (1) 143,575,763 shares of Company common stock, including shares issuable in respect of vested equity awards of the pre-combination Velodyne, plus (2) 2,000,000 shares of Company common stock earned due to the satisfaction of the Earnout Condition on July 30, 2020, including 187,861 Earnout RSUs, which are subject to a six-month service condition and are not legally issued and outstanding shares of Company common stock at Closing, plus (3) 4,702,304 shares of Company common stock that were issued to Velodyne equity holders that did not opt to have their respective shares repurchased by the pre-combination Velodyne for cash in a pre-closing tender offer conducted by the pre-combination Velodyne (the Pre-Closing Tender Offer). The Company used $1.8 million of the proceeds to repurchase and retire 175,744 shares of Company common stock from certain stockholders in the Pre-Closing Tender Offer.

In connection with the Business Combination, the Company incurred direct and incremental costs of approximately $29.1 million related to the equity issuance, consisting primarily of investment banking, legal, accounting and other professional fees, which were recorded to additional paid-in capital as a reduction of proceeds. As of March 31, 2021, the Company has $5.0 million of accrued transaction costs, consisting primarily of investment banking fees, in accrued expenses on the consolidated balance sheet.

Note 2.   Business Combination and Related Transactions

On September 29, 2020, the Company consummated a business combination with the pre-combination Velodyne pursuant to the Merger Agreement. Pursuant to ASC 805, for financial accounting and reporting purposes, the pre-combination Velodyne was deemed the accounting acquirer and the Company was treated as the accounting acquiree, and the Business Combination was accounted for as a reverse recapitalization. Accordingly, the Business Combination was treated as the equivalent of the pre-combination Velodyne issuing stock for the net assets of Graf, accompanied by a recapitalization. Under this method of accounting, the consolidated financial statements of the Company are the historical financial statements of the pre-combination Velodyne. The net assets of Graf were stated at historical costs, with no goodwill or other intangible assets recorded in accordance with U.S. GAAP, and are consolidated with the pre-combination Velodyne’s financial statements on the Closing date. The shares and net income (loss) per share available to holders of the Company’s common stock, prior to the Business Combination, have been retroactively restated as shares reflecting the exchange ratio established in the Merger Agreement.

In connection with the Business Combination, Graf entered into subscription agreements with certain investors (the PIPE Investors), whereby it issued 15,000,000 shares of common stock at $10.00 per share (the Private Placement Shares) for an aggregate purchase price of $150.0 million (the Private Placement), which closed simultaneously with the consummation of the Business Combination. Upon the closing of the Business Combination, the Private Placement Shares were automatically converted into shares of the Company’s common stock on a one-for-one basis.

The aggregate consideration for the Business Combination and proceeds from the Private Placement was approximately $1.8 billion, consisting of (i) $222.1 million in cash at the closing of the Business Combination, net of transaction expenses, and (ii) 150,277,532 shares of common stock valued at $10.25 per share, totaling $1,540.3 million. The common stock consideration consists of up to (1) 143,575,763 shares of Company common stock, including shares issuable in respect of vested equity awards of the pre-combination Velodyne, plus (2) 2,000,000 shares of Company common stock earned due to the satisfaction of the Earnout Condition on July 30, 2020, including 187,861 Earnout RSUs, which are subject to a six-month service condition and are not legally issued and outstanding shares of Company common stock at Closing, plus (3) 4,702,304 shares of Company common stock that were issued to Velodyne equity holders that did not opt to have their respective shares repurchased by the pre-combination Velodyne for cash in a pre-closing tender offer conducted by the pre-combination Velodyne (the Pre-Closing Tender Offer). The Company used $1.8 million of the proceeds to repurchase and retire 175,744 shares of Company common stock from certain stockholders in the Pre-Closing Tender Offer.

In connection with the Business Combination, the Company incurred direct and incremental costs of approximately $29.1 million related to the equity issuance, consisting primarily of investment banking, legal, accounting and other professional fees, which were recorded to additional paid-in capital as a reduction of proceeds. As of December 31, 2020, the Company has $25.1 million of accrued transaction costs, consisting primarily of investment banking fees, in accrued expenses on the consolidated balance sheet.